CONSOLIDATED BALANCE SHEETS - USD ($)		Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Total Assets		$ 283,767,861		$ 208,344,880		$ 202,259,985
Current liabilities:
Total Liabilities		647,028,869		149,340,844		135,701,573
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value 10,000,000 shares authorized none issued or outstanding
Additional paid-in capital	[1]			1,422,630
Accumulated deficit	[1]	(363,265,766)		57,577,672
Total Stockholders' equity		(363,261,008)	[1]	59,004,036	[1]	66,558,412
Total Liabilities and Stockholders' equity		283,767,861		208,344,880		202,259,985
Class A common stock
Stockholders' Deficit:
Common stock value	[1]	1,061		37
Class B common stock
Stockholders' Deficit:
Common stock value	[1]	$ 3,697		3,697
DiamondHead Holdings Corp.
Current assets:
Cash				36,682		252,601
Prepaid expenses				20,016		240,075
Total current assets				56,698		492,676
Investments held in Trust Account				349,152,086		345,020,717
Total Assets				349,208,784		345,513,393
Current liabilities:
Accounts payable				100,302		54,391
Accrued expenses				3,660,287		120,000
Income tax payable				481,430
Franchise tax payable						114,645
Notes payable - related party				204,110
Total current liabilities				4,446,129		289,036
Deferred underwriting commissions						12,075,000
Warranty liabilities				1,531,000		8,794,330
Total Liabilities				5,977,129		21,158,366
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value 10,000,000 shares authorized none issued or outstanding
Accumulated deficit				(5,355,239)		(20,645,836)
Total Stockholders' equity				(5,354,376)		(20,644,973)
Total Liabilities and Stockholders' equity				349,208,784		345,513,393
DiamondHead Holdings Corp. | Class A common stock subject to possible redemption
Current liabilities:
Class A common stock subject to possible redemption, $0.0001 par value; 34,500,000 shares at $10.10 and $10.00 per share redemption value at December 31, 2022 and December 31, 2021, respectively				348,586,031		345,000,000
DiamondHead Holdings Corp. | Class B common stock
Stockholders' Deficit:
Common stock value				$ 863		$ 863

[1]	Retroactively restated as of December 31, 2022 for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.